Employee Benefits (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits (Textual)
Maximum employee contribution of compensation received	4.00%
Employer Matching Contribution, Percent	100.00%
Vesting period of matching contribution	3 years
Amount of Employer contributions charged to expense	$ 0.37	$ 0.37
Description of Supplemental Executive Retirement Plan agreement with certain active and retired officers	Agreements provide monthly payments for up to 15 years that equal 15 percent to 25 percent of average compensation prior to retirement or death.
Expense charged under Supplemental Executive Retirement Plan agreements	0.14	0.14
Description of Life insurance plans on a split dollar basis	Officers are entitled to a sum equal to two times either the employee's annual salary at death, if actively employed, or final annual salary, if retired, less $0.05 million, not to exceed the employee's portion of the death benefit.
Cash surrender value of all life insurance policies	12.6	12.2
Vesting period of company's contribution to each employee account	3 years
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	442,861	370,820
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 0.40	$ 0.30